Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation committee, and in the case of our Chief Executive Officer, our board of directors, typically grants equity-based awards to our executive officers and other key employees, in the form of Options and RSUs, on an annual grant cycle in February of each year and may make off cycle awards from time to time for recognition, retention, promotions or new hires. The board of directors also grants equity awards to non-employee directors following the annual meeting of stockholders and their election to the board pursuant to our director compensation program. The value of our equity awards is calculated using the 30-day average stock price as of the first Friday of January of the year and a specified Black-Scholes factor as a percentage of face value.

Except in unusual and compelling circumstances, it is not the practice of the compensation committee or the board of directors to grant Options or similar equity awards to employees or non-employee directors during periods in which there is material nonpublic information, or MNPI, about the company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy, or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI. During the last fiscal year, neither our compensation committee nor our board of directors took MNPI into account when determining the timing and terms of equity awards, nor did we time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
Our compensation committee, and in the case of our Chief Executive Officer, our board of directors, typically grants equity-based awards to our executive officers and other key employees, in the form of Options and RSUs, on an annual grant cycle in February of each year and may make off cycle awards from time to time for recognition, retention, promotions or new hires. The board of directors also grants equity awards to non-employee directors following the annual meeting of stockholders and their election to the board pursuant to our director compensation program. The value of our equity awards is calculated using the 30-day average stock price as of the first Friday of January of the year and a specified Black-Scholes factor as a percentage of face value.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false